Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 21,120	¥ 24,943
Provision (reversal) for repayment of excess interest recognized on Equity in earnings of equity method investee	¥ 23,332	¥ 0	¥ 7,800